EQUITY METHOD INVESTMENTS (Details) $ in Thousands					12 Months Ended
	Mar. 25, 2015 shares	Mar. 25, 2015 USD ($) shares	Mar. 25, 2015 Rate shares	Apr. 09, 2014 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares	Oct. 31, 2013
Schedule of Equity Method Investments [Line Items]
Share of results from associated company and gain on equity interest					$ 0	$ 2,727	$ 16,064
Dividends received from Avance Gas					$ 0	$ 4,101	$ 7,052
Shares issued | shares					13,422,818	0	0
Equity method investment, gain (loss) on dilution of ownership				$ 5,900
Net proceeds from sale of shares in associated company					$ 0	$ 0	$ 57,140
Gain (loss) on sale of equity investments					$ 0	0	$ 16,850
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage							11.62%	22.89%
Share of results from associated company and gain on equity interest						2,700	$ 10,100
Dividends received from Avance Gas						$ 4,100	$ 7,100
Number of shares held by existing shareholders to qualify for stock dividend	60.74		60.74
Dividends, cash		$ 10
Dividends, stock		$ 56,500
Stock dividends, shares | shares	4,100,000
Equity method investment, share conversion ratio	0.0165	0.0165	0.0165						0.0080
Equity Method Investment, Shares Sold | shares				2,854,985
Shares, outstanding | shares	112,715	112,715	112,715				4,100,990	6,955,975
Net proceeds from sale of shares in associated company				$ 57,100
Gain (loss) on sale of equity investments				$ 16,900
Avance Gas [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Shares issued | shares				4,894,262
Equity method investment, gain (loss) on dilution of ownership				$ 5,900